UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Fundrise Income Real Estate Fund, LLC

Investment Company Act file number 811-23745

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Michelle A. Mirabal
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Paul J. Delligatti, Esq.
Goodwin Procter LLP
1900 N Street, NW
Washington, D.C. 20036

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 through June 30, 2023

Item 1.  Reports to Stockholders

Fundrise Income Real Estate Fund, LLC
Semi-Annual Report
For the
Six Months Ended
June 30, 2023

TABLE OF CONTENTS
Schedule of Investments (Unaudited) 3
Statement of Assets and Liabilities (Unaudited) 6
Statement of Operations (Unaudited) 7
Statements of Changes in Net Assets 8
Statement of Cash Flows (Unaudited) 9
Financial Highlights 10
Notes to Financial Statements (Unaudited) 11
Additional Information (Unaudited) 24

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (Unaudited)
June 30, 2023

See accompanying notes to the financial statements.
(Amounts in thousands)
Par/Shares Description Acquisition Date
(1)
Value as of
June 30, 2023
Private Real Estate - 72.4%
Equity - 17.2%
Development - 9.7%
N/A
(2)
Income 1 TRS, LLC | Various locations (Cost $48,961)
(3)(4)(5)(6)
03/31/22 $ 55,015
Multifamily - 7.5%
N/A
(2)
23Hundred JV LP | Plano, TX (Cost $4,232)
(4)(5)
03/31/22 $ 7,053
N/A
(2)
FR MP Brandon Glen JV, LLC | Conyers, GA (Cost $6,924)
(4)(5)
03/31/22 10,370
N/A
(2)
Fundrise Insight Two LLC | Arlington, VA (Cost $1)
(3)(4)(5)
03/31/22 1
N/A
(2)
Liberty Hills JV, LP | Houston, TX (Cost $7,031)
(4)(5)
03/31/22 6,952
N/A
(2)
Luxe JV, LP | Tampa, FL (Cost $7,670)
(4)(5)
03/31/22 7,462
N/A
(2)
Presley JV, LP | Charlotte, NC (Cost $4,851)
(4)(5)
03/31/22 4,846
N/A
(2)
The View JV LP | Lewisville, TX (Cost $6,105)
(4)(5)
03/31/22 6,073
Total Multifamily (Cost $36,814 ) $ 42,757
Total Equity (Cost $85,775) $ 97,772
Mezzanine Debt - 7.3%
Multifamily - 7.3%
16,423 NexMetro Grand Member, LLC | El Mirage, AZ, 10.55%, 10.55% PIK, 01/20/24
(Cost $19,059)
(4)(5)(7)
03/31/22 $ 18,841
12,612 NexMetro Oakridge Member, LLC | Forney, TX, 12.50%, 12.50% PIK, 10/23/23
(Cost $16,560)
(4)(5)(7)
03/31/22 16,560
5,915 RSE Boat Club Investor, LLC | Fort Worth, TX, 10.25% + SOFR, 15.14% PIK,
09/27/25 (Cost $6,067)
(4)(5)(7)(8)
09/27/22 6,081
Total Multifamily (Cost $41,686 ) $ 41,482
Total Mezzanine Debt (Cost $41,686) $ 41,482
Preferred Equity - 11.1%
Hospitality - 0.4%
2,229 Y Hotel Leveraged Lender, LLC | Pittsburgh, PA, 15.50%, 11/13/19
(Cost $2,229)
(4)(5)(6)(9)
03/31/22 $ 2,150
Multifamily - 10.7%
4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/26
(Cost $4,500)
(4)(5)
03/31/22 4,514
6,820 C V Fort Meyers Investor, LLC | Fort Meyers, FL, 10.50%, 2.50% PIK, 07/10/23
(Cost $8,654)
(4)(5)(7)
03/31/22 8,654
9,681 Encore Narcoossee, LLC | Orlando, FL, 9.85%, 9.85% PIK, 12/29/25
(Cost $9,836)
(4)(5)(7)
06/29/22 9,480
6,835 Fort Myers Reef Holdings, LLC | Fort Meyers, FL, 10.90%, 4.07% PIK, 09/01/28
(Cost $8,729)
(3)(4)(5)(7)
03/31/22 8,724
935 RSE Daytona Investor, LLC | Daytona Beach, FL, 13.50%, 13.50% PIK, 02/09/26
(Cost $986)
(3)(4)(5)(7)
02/09/23 989
360 RSE Thompson Reserve Investor, LLC | Scottsdale, AZ, 13.85%, 10.35% PIK, 05/09/26
(Cost $365)
(3)(4)(5)(7)
05/09/23 372
16,700 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $16,700)
(4)(5)
03/31/22 16,767
6,587 WP Gainesville MF-FL Holdings, LLC | Gainesville, FL, 11.00%, 11.00% PIK,
09/21/25 (Cost $7,386)
(4)(5)(7)
03/31/22 7,346
3,750 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 11.00%, 6.00% PIK, 01/29/24
(Cost $4,546)
(4)(5)(7)
03/31/22 4,546
Total Multifamily (Cost $61,702 ) $ 61,392
Total Preferred Equity (Cost $63,931) $ 63,542

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (Unaudited)
June 30, 2023

See accompanying notes to the financial statements.
Par/Shares Description Acquisition Date
(1)
Value as of
June 30, 2023
Senior Debt - 7.4%
Land - 4.1%
19,255 The Station East Owner II, LLC | Union City, CA, 9.50%, 11/20/23 (Cost $19,255)
(4)(5)
03/31/22 $ 19,255
3,920 The Station East Owner III, LLC | Union City, CA, 15.00%, 09/16/24
(Cost $3,920)
(4)(5)
05/16/23 3,923
Total Land (Cost $23,175 ) $ 23,178
Multifamily - 3.3%
3,350 1550 South Fairfax, LLC | Los Angeles, CA, 11.00%, 04/15/22 (Cost $3,350)
(4)(5)(6)(9)
03/31/22 3,350
3,000 4927 Washington, LLC | Los Angeles, CA, 12.90%, 04/19/22 (Cost $3,000)
(4)(5)(6)(9)
03/31/22 3,000
12,463 Vose-Van Nuys, LLC | Los Angeles, CA, 15.00%, 09/01/23 (Cost $12,463)
(4)(5)
03/31/22 12,465
Total Multifamily (Cost $18,813 ) $ 18,815
Total Senior Debt (Cost $41,988) $ 41,993
Promissory Notes - 29.4%
Development - 29.4%
$ 3,587 FR Arbor Place, LLC | Douglasville, GA, 9.50%, 07/21/23 (Cost $3,587)
(3)(4)(5)
03/31/22 $ 3,572
28,160 FR Beeson, LLC | Katy, TX, 8.50%, 08/31/23 (Cost $28,160)
(3)(4)(5)
03/31/22 27,663
7,733 FR Berry Creek, LLC | Georgetown, TX, 9.50%, 03/09/24 (Cost $7,733)
(3)(4)(5)
03/31/22 7,655
8,135 FR Berry Hills, LLC | Georgetown, TX, 8.50%, 07/29/24 (Cost $8,135)
(3)(4)(5)
07/29/22 8,070
5,724 FR Cade's Bluff, LLC | Mt. Juliet, TN, 9.50%, 09/23/24 (Cost $5,724)
(3)(4)(5)
09/23/22 5,733
1,294 FR Castlewood, LLC | Taylor, TX, 9.00%, 05/02/24 (Cost $1,294)
(3)(4)(5)
05/02/22 1,275
3,995 FR Clinton Corner, LLC | Dade City, FL, 10.50%, 09/30/23 (Cost $3,995)
(3)(4)(5)
03/31/22 4,003
4,015 FR Crescent Mills, LLC | Smithfield, NC, 9.00%, 05/02/24 (Cost $4,015)
(3)(4)(5)
05/03/22 3,966
11,917 FR Eastwood, LLC | Jarrell, TX, 9.00%, 11/17/23 (Cost $11,917)
(3)(4)(5)
03/31/22 11,839
6,054 FR Holmes, LLC | Myrtle Beach, SC, 8.00%, 05/27/24 (Cost $6,054)
(3)(4)(5)
05/27/22 5,977
3,682 FR Legacy Hills, LLC | Celina, TX, 8.50%, 07/29/24 (Cost $3,682)
(3)(4)(5)
07/29/22 3,634
11,462 FR Meadow Park, LLC | Melissa, TX, 9.50%, 09/01/23 (Cost $11,462)
(3)(4)(5)
03/31/22 11,342
8,702 FR Providence Gardens, LLC | Davenport, FL, 8.50%, 02/24/24 (Cost $8,702)
(3)(4)(5)
03/31/22 8,466
17,162 FR Swope LB, LLC | Land O' Lakes, FL, 8.00%, 08/31/24 (Cost $17,162)
(3)(4)(5)
08/31/22 16,910
12,921 FR Swope LH, LLC | Land O' Lakes, FL, 8.50%, 08/31/24 (Cost $12,921)
(3)(4)(5)
08/31/22 12,895
9,202 FR Tom Miller, LLC | Bethlehem, GA, 9.00%, 06/15/24 (Cost $9,202)
(3)(4)(5)
06/15/22 9,049
4,268 FR Trailside, LLC | Mount Dora, FL, 8.50%, 08/22/24 (Cost $4,268)
(3)(4)(5)
08/22/22 4,197
2,124 FR Vaughn Farms, LLC | Conyers, GA, 10.50%, 09/30/23 (Cost $2,124)
(3)(4)(5)
03/31/22 2,127
4,066 FR Washington Street, LLC | Covington, GA, 9.00%, 11/15/23 (Cost $4,066)
(3)(4)(5)
03/31/22 4,040
5,626 FR Willow Landing, LLC | Nashville, TN, 9.50%, 09/13/24 (Cost $5,626)
(3)(4)(5)
09/13/22 5,637
193 FR Wilsons Walk, LLC | Clayton, NC, 9.00%, 10/04/23 (Cost $193)
(3)(4)(5)
03/31/22 190
9,442 FR Wong Tract, LLC | Austin, TX, 8.50%, 08/31/24 (Cost $9,442)
(3)(4)(5)
08/31/22 9,430
Total Promissory Notes (Cost $169,464) $ 167,670
Total Private Real Estate (Cost $402,840) $ 412,459
Residential Mortgage-Backed Securities - 9.0%
Non-U.S. Government Agency Issues - 9.0%
14,067 Bridge 2022-SFR1 Trust (E1 Class), 6.30%, 11/17/25
(10)
$ 13,364
3,254 New Residential Mortgage Loan Trust 2022-SFR2 (E2 Class), 4.00%, 09/17/27
(10)
2,663
22,000 New Residential Mortgage Loan Trust 2022-SFR2 (F Class), 4.00%, 09/17/27
(10)
17,875
2,500 Progress Residential 2021-SFR4 Trust, 3.41%, 05/17/26
(10)
2,179
14,745 Progress Residential 2022-SFR7 Trust (E1 Class), 6.75%, 10/17/27
(10)
14,019
1,000 Tricon Residential Trust 2023-SFR 1 E, 7.98%, 07/17/28
(10)
1,000
Total Residential Mortgage-Backed Securities (Cost $51,167) $ 51,100

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (Unaudited)
June 30, 2023

See accompanying notes to the financial statements.
Par/Shares (000s) Description Acquisition Date
(1)
Value (000s) as of
June 30, 2023
Short-Term Investments - 20.4%
116,091 Allspring Government Money Market Fund, Select Class Shares, 5.14%
(11)
$ 116,091
428 Northern Institutional U.S. Government Select Portfolio, 4.99%
(11)
428
Total Short-Term Investments (Cost $116,519) $ 116,519
Total investments, at value - 101.8% (Cost $570,530) $ 580,078
Other assets in excess of liabilities - (1.8)% (10,314)
Total Net Assets - 100.0% $ 569,764
LLC Limited Liability Company
LP Limited Partnership
(1)
Initial acquisition or investment date. Assets with an acquisition date of March 31, 2022 were acquired by the Fund in connection with the Merger. See Note
6, Investment Manager Fees and Other Related Party Transactions , for more information on the assets acquired from the Merger.
(2) The Fund owns LLC or LP membership interests in restricted security not traded in public markets.
(3)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies - Fair Value Measurement for additional information.
(4) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the financial statements for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments
(5)
Restricted security. The aggregate value of restricted securities at June 30, 2023 is approximately $412,459 and represents 72.4% of net assets. See Note 2,
Summary of Significant Accounting Policies - Fair Value Measurement for additional information.
(6) Non-income producing investment.
(7)
Rate disclosed for investments with payment in kind (PIK) interest. See Note 2, Summary of Significant Accounting Policies for more information on recognition policy.
(8) This investment has a floating interest rate. Investments are shown at their current rate as of June 30, 2023.
(9) As of June 30, 2023, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is non-
accrual. The real estate investment is secured by the underlying property.
(10) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. At the period end, the value of these securities amounted to $51,100 or 9.0% of net assets.
(11) Rate disclosed is representative of the Fund's seven-day effective yield as of June 30, 2023.
Geographic Composition as of 6/30/2023
Percent of Total
Investments
Texas 21.3%
Florida 18.3%
California 7.2%
Georgia 5.1%
Arizona 3.2%
Tennessee 2.0%
North Carolina 1.5%
South Carolina 1.0%
Missouri 0.8%
New Jersey 0.8%
Pennsylvania 0.4%
Virginia 0.0%
(1)
Other 38.4%
Total Investments 100.0%
(1) Value is less than 0.05% of Total Investments.

Fundrise Income Real Estate Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

See accompanying notes to financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments in unaffiliated entities, at value (Cost $342,024) $ 347,308
Investments in non-controlled affiliated entities, at value (Cost $179,545) 177,755
Investments in controlled affiliated entities, at value (Cost $48,961) 55,015
Interest receivable from unaffiliated investments 1,484
Interest receivable from non-controlled affiliated investments 1,352
Cash and cash equivalents 920
Other assets 107
Total Assets
$ 583,941
Liabilities
Distributions payable $ 10,741
Payable for investments purchased 1,000
Settling subscriptions 816
Interest received in advanced 608
Accounts payable and accrued expenses 435
Accrued management fees 395
Redemptions payable 126
Other liabilities 40
Payable to related party 16
Total Liabilities
$ 14,177
Total Net Assets
$ 569,764
Components of Net Assets
Paid-in capital $ 563,605
Distributable earnings 6,159
Total Net Assets
$ 569,764
Net Asset Value
Net assets $ 569,764
Common shares outstanding as of June 30, 2023; unlimited shares authorized 57,249,810
Net Asset Value Per Share $ 9.95

Fundrise Income Real Estate Fund, LLC
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2023

See accompanying notes to the financial statements.
(Amounts in thousands)
Investment Income
Interest income from unaffiliated investments $ 7,888
Interest income from non-controlled affiliated investments 7,538
Interest income – PIK from unaffiliated investments 3,734
Dividend income from unaffiliated investments 2,366
Interest income – PIK from non-controlled affiliated investments 292
Total Investment Income
$ 21,818
Expenses
Management fees $ 2,330
Miscellaneous expenses 265
Bank and custody fees 213
Legal fees 198
Audit and tax fees 153
Insurance fees
79
Directors’ fees
74
Transfer agent fees
64
Offering costs
49
Real estate fees – related party
32
Financial printing fees 10
Total Expenses $ 3,467
Net Investment Income (Loss)
$ 18,351
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from unaffiliated investments
$ (662)
Net change in unrealized appreciation/depreciation from controlled affiliated investments
1,354
Net change in unrealized appreciation/depreciation from unaffiliated investments
653
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments
(414)
Total Net Realized and Unrealized Gain (Loss) on Investments
$ 931
Net Increase in Net Assets Resulting from Operations
$ 19,282

Fundrise Income Real Estate Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.
(Amounts in thousands)
For the Six
Months
Ended
June 30, 2023
(Unaudited)
For the Period
February 3, 2022
(1)
through
December 31, 2022
Operations:
Net investment income (loss) $ 18,351 $ 20,485
Net realized gain (loss) on investments (662) 8,399
Net change in unrealized appreciation/depreciation on investments 1,593 (6,271)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 19,282 $ 22,613
Distributions to Common Shareholders from:
From distributable earnings $ (22,216) $ (22,638)
Net Decrease in Net Assets from Distributions to Common Shareholders
$ (22,216) $ (22,638)
Capital Share Transactions:
Proceeds from merger transaction (Note 6) $ – $ 452,385
Proceeds from sale of shares 77,055 114,006
Distributions reinvested 4,309 2,305
Repurchase of shares
(43,951) (33,486)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ 37,413 $ 535,210
Net Increase (Decrease) in Net Assets
$ 34,479 $ 535,185
Net Assets:
Beginning of Period
$ 535,285 $ 100
End of Period
$ 569,764 $ 535,285
(1) Effective date of the Fund’s Registration Statement .

Fundrise Income Real Estate Fund, LLC
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2023

See accompanying notes to financial statements.
Operating Activities:
Net increase in net assets resulting from operations $ 19,282
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments in unaffiliated entities (83,492)
Investments in non-controlled affiliated entities (17,595)
Investments in controlled affiliated entities (7,000)
Accretion of discounts (930)
Amortization of deferred offering costs
49
Net change in interest income – PIK from unaffiliated investments (3,734)
Net change in interest income – PIK from non-controlled affiliated investments (292)
Net realized gain (loss) from unaffiliated investments 662
Net change in unrealized appreciation/depreciation from unaffiliated investments (653)
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments 414
Net change in unrealized appreciation/depreciation from controlled affiliated investments (1,354)
Proceeds from sale of unaffiliated investments 72,900
Proceeds from sale of non-controlled affiliated investments 6,438
Changes in assets and liabilities:
Net (increase) decrease in interest receivable from non-controlled affiliated investments
(152)
Net (increase) decrease in interest receivable from unaffiliated investments (214)
Net (increase) decrease in other assets (75)
Net increase (decrease) in accrued management fees 12
Net increase (decrease) in settling subscriptions (1,157)
Net increase (decrease) in interest received in advance (1,473)
Net increase (decrease) in accounts payable and accrued expenses (208)
Net increase (decrease) in other liabilities (1)
Net increase (decrease) in payable to related party 1
Net (increase) decrease payable for investments purchased 1,000
Net cash provided by (used in) operating activities $ (17,5 72 )
Financing Activities:
Proceeds from issuance of common shares 77,055
Cash paid for shares repurchased
(43,883)
Distributions paid (17,021)
Net cash provided by (used in) financing activities $ 16, 151
Net increase (decrease) in cash and cash equivalents $ (1,421)
Cash and cash equivalents, beginning of period
2,341
Cash and cash equivalents, end of period $ 920
Supplemental Disclosure of Non-Cash Activity:
Distributions reinvested $ 4,309

Fundrise Income Real Estate Fund, LLC
FINANCIAL HIGHLIGHTS

See accompanying notes to financial statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
(1)
For the Six
Months Ended
June 30, 2023
(Unaudited)
For the Period
February
3, 2022
(2)
to
December 31,
2022
Net Asset Value, Beginning of Period
$ 1 0 . 00 $ 10.00
Income from Investment Operations
Net investment income (loss) $ 0.33 $ 0.42
Net realized and unrealized gain (loss) on investments
0. 03 0.04
Total Income from Investment Operations
$ 0. 36 $ 0.46
Distributions to Common Shareholders From:
Net investment income
$ (0.41) $ (0.40)
Net realized gain
– (0.06)
Total Distributions to Common Shareholders
$ (0.41) $ (0.46)
Net Asset Value, End of Period
$ 9.95 $ 10.00
Total Investment Return Based on Net Asset Value
(3)
1.45%
(4)
4.60%
(5)
Ratios and Supplemental Data
Net assets at end of period (thousands) $ 569,764 $ 535,285
Ratio of gross expenses to average net assets
(6)(7)
1.27%
(8)
1.42%
(5)
Ratio of net expenses to average net assets
(6)(7)
1.27%
(8)
1.49%
(5)(9)
Ratio of net investment income (loss) to average net assets
(7)
6.70%
(8)
5.61%
(5)(9)
Portfolio turnover rate 14%
(4)
13%
(10)
(1) Based on average shares outstanding during each period.
(2) Effective date of the Fund's Registration Statement.
(3) Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(4) Not annualized.
(5) Ratios were calculated from the date the Fund commenced investment operations, April 1, 2022, and are annualized.
(6) Reflects the expense ratio excluding any waivers and/or reimbursements.
(7) Expenses do not include operating expenses of the underlying investments.
(8) Annualized.
(9) The ratio is net of a waiver of 0.02% and is inclusive of fee recoupment of 0.07%.
(10) Portfolio turnover rate was calculated from the date the Fund commenced investment operations, April 1, 2022, and is not annualized. This alternative presents, in all material aspects, the most accurate portrayal of portfolio turnover.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ending December 31, 2022, and intends to continue to operate as such. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following the tax-free reorganization on March 31, 2022. See Note 6, Investment Manager Fees and
Other Related Party Transactions for more information.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Generally, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2023, including judgments about the financial market and economic conditions which may change over time.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Cash and cash equivalents
Cash and cash equivalents may consist of demand deposits and highly liquid investments with original maturities of three months or less. The Fund may invest its cash in an institutional money market fund, valued at the net asset value (“NAV”) as of the close of each business day. The Fund’s uninvested cash is maintained with a high credit quality financial institution. To date, the Fund has not experienced any losses with respect to cash and cash equivalents.
Interest Received in Advance
When a real estate debt investment, including mezzanine debt, senior debt, and promissory notes, is funded net of an interest reserve holdback, and is held by the Fund, the Fund accounts for the holdback funds by classifying them as interest received in advance. As interest is incurred by the borrower, the Fund recognizes interest income and reduces the interest received in advance until such time that the reserve is exhausted or the real estate debt investment redeems. Any remaining interest received in advance will be applied to the real estate debt investment balance upon redemption.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

Valuation Oversight
In connection with SEC Rule 2a-5, effective September 2022, the Board has approved the Adviser as the Fund’s Valuation Designee
(“Valuation Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Adviser, subject to the oversight of the Board, uses various valuation methodologies.
To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are typically fair valued based on a discounted cash flow or other income approach, or by market approaches like sales comparisons and cost approaches. The Fund accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property.
The Fund’s real estate debt investments in loans, including senior loans, mezzanine loans, and promissory notes, fair value is generally determined by the yield method using a discounted cash flow model using current market rates derived from observable market data.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined and the Fund determines the fair value of any other assets and liabilities of the joint venture, the value of the Fund’s interest in the joint venture is then determined.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities may be valued by an outside pricing service overseen by the Valuation Designee. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the inputs used as of June 30, 2023 , in valuing the Fund’s investments carried at fair value (amounts
in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of June 30, 2023 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the
Fund’s determination of fair value.
Level 1 Level 2 Level 3 Total
Private Real Estate Equity $ – $ – $ 97,772 $ 97,772
Private Real Estate Preferred Equity – – 63,542 63,542
Private Real Estate Mezzanine Debt – – 41,482 41,482
Private Real Estate Senior Debt – – 41,993 41,993
Private Real Estate Promissory Notes – – 167,670 167,670
Residential Mortgage-Backed Securities – 51,100 – 51,100
Short-Term Investments 116,519 – – 116,519
Total Investments $ 116,519 $ 51,100 $ 412,459 $ 580,078
Investment Fair Value Valuation Technique Unobservable Input
(1)
Range (Weighted
Average)
Impact to
Valuation from
an Increase in
Input
(2)
Private Real Estate Equity $ 87,400 Yield Method Discount Rate 9.0% - 9.3% (9.1%) Decrease
10,372
Income Approach,
Direct Capitalization Method Capitalization Rate 5.0% - 5.3% (5.3%) Decrease
Private Real Estate Preferred Equity 61,392 Yield Method Discount Rate 9.3% - 12.5% (10.0%) Decrease
2,150 Liquidation Approach Liquidation Value $9,350 - $9,350 ($9,350) Increase
Private Real Estate Mezzanine Debt 41,482 Yield Method Discount Rate 12.5% - 13.5% (13.2%) Decrease
Private Real Estate Senior Debt 41,993 Yield Method Discount Rate 10.0% - 11.0% (10.2%) Decrease
Private Real Estate Promissory Notes 167,670 Yield Method Discount Rate 8.8% - 10.5% (9.4%) Decrease
Total Investments
$ 412,459
(1) Represents the significant unobservable inputs used to fair value the financial instruments of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of such entity as a whole.
(2) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
The Fund invests in one or more affiliated entities. As of June 30, 2023 , the investments in affiliates consist of investments in real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund.
During the six months ended June 30, 2023, investments in affiliates were as follows (amounts in thousands) :
Private Real Estate
Equity
Private Real Estate
Preferred Equity
Private
Real Estate
Mezzanine Debt
Private Real
Estate Senior
Debt
Private Real
Estate Promissory
Notes Total
Balance as of December 31, 2022 $ 88,591 $ 51,920 $ 46,035 $ 82,068 $ 158,207 $ 426,821
Purchases 7,000 10,974 5,915 4,120 16,300 44,109
Accrued discounts (premiums) – – – – – –
PIK interest and dividends – 1,173 2,853 – – 4,026
Realized gain (loss) – – – – – –
Net change in unrealized appreciation/
depreciation 2,181 (525) 174 5 (399) 1,436
Return of capital distributions – – – – – –
Sales – – (13,495) (44,200) (6,438) (63,933)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of June 30, 2023 $ 97,772 $ 63,542 $ 41,482 $ 41,993 $ 167,670 $ 412,459
Net change in unrealized appreciation/
depreciation for the six months ended
June 30, 2023 related to Level 3
investments held at June 30, 2023 $ 2,181 $ (525) $ 174 $ 5 $ (399) $ 1,436
Affiliate
Acquisition
Date
(1)
Balance
as of
December
31, 2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK Interest
and Dividend
Income
Return of
Capital
Distribution
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of June 30,
2023
Fort Meyers Reef
Holdings, LLC
(1)
03/31/22 $ 8,513 $ – $ – $ – $ 236 $ – $ (25) $ 8,724
RSE Daytona
Investor, LLC
(1)
02/09/23 – 935 – – 51 – 3 989
RSE Thompson
Reserve Investor,
LLC
(1)
05/09/23 – 360 – – 5 – 7 372
FR Arbor Place, LLC
– Promissory Note 03/31/22 3,570 – – – – – 2 3,572
FR Beeson, LLC –
Promissory Note 03/31/22 28,216 – – – – – (553) 27,663
FR Berry Creek, LLC
– Promissory Note 03/31/22 7,640 – – – – – 15 7,655
FR Berry Hills, LLC
– Promissory Note 03/31/22 8,056 – – – – – 14 8,070
FR Cade’s Bluff, LLC
– Promissory Note 03/31/22 5,734 – – – – – (1) 5,733
FR Castlewood, LLC
– Promissory Note 03/31/22 1,274 – – – – – 1 1,275
FR Clinton Corner,
LLC – Promissory
Note 03/31/22 4,300 – (300) – – – 3 4,003

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers
Affiliate
Acquisition
Date
(1)
Balance
as of
December
31, 2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK Interest
and Dividend
Income
Return of
Capital
Distribution
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of June 30,
2023
FR Crescent Mills,
LLC – Promissory
Note 03/31/22 3,960 – – – – – 6 3,966
FR Eastwood, LLC –
Promissory Note 03/31/22 15,943 – (4,138) – – – 34 11,839
FR Holmes, LLC –
Promissory Note 03/31/22 4,000 2,000 – – – – (23) 5,977
FR Legacy Hills,
LLC – Promissory
Note 03/31/22 3,628 – – – – – 6 3,634
FR Meadow Park,
LLC – Promissory
Note 03/31/22 8,457 3,000 – – – – (115) 11,342
FR Providence
Gardens, LLC –
Promissory Note 03/31/22 7,480 3,000 (2,000) – – – (14) 8,466
FR Swope LB, LLC –
Promissory Note 03/31/22 16,751 – – – – – 159 16,910
FR Swope LH, LLC –
Promissory Note 03/31/22 12,820 – – – – – 75 12,895
FR Tom Miller, LLC
– Promissory Note 03/31/22 886 8,300 – – – – (137) 9,049
FR Trailside, LLC –
Promissory Note 03/31/22 4,128 – – – – – 69 4,197
FR Vaughn Farms,
LLC – Promissory
Note 03/31/22 2,127 – – – – – – 2,127
FR Wilsons Walk,
LLC – Promissory
Note 03/31/22 193 – – – – – (3) 190
FR Washington
Street, LLC –
Promissory Note 03/31/22 4,038 – – – – – 2 4,040
FR Willow Landing,
LLC – Promissory
Note 03/31/22 5,633 – – – – – 4 5,637
FR Wong Tract, LLC
– Promissory Note 03/31/22 9,373 – – – – – 57 9,430
Fundrise Insight Two,
LLC
(1)
03/31/22 1 – – – – – – 1
Income 1 TRS, LLC
(2)
03/31/22 46,661 7,000 – – – – 1,354 55,015
Total $ 213,382 $ 24,595 $ (6,438) $ – $ 292 $ – $ 940 $ 232,771
(1) Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “ eREIT ®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.
(2) Controlled affiliate.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at June 30,
2023 are identified within the Schedule of Investments.
Organizational and Offering Costs
Organizational costs may include, among other things, the cost of organizing as a Delaware limited liability company, the cost of certain legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund.
Offering costs may include, among other things, legal, printing and other expenses pertaining to offering the Fund’s Shares. Ongoing offering costs will be expensed as incurred. Any offering costs paid by the Adviser prior to commencement of investment operations will be recorded as a Payable to Adviser. Thereafter, these offering costs will be amortized over 12 months on a straight-line basis.
Ongoing offering costs will be expensed as incurred. All organizational and offering costs of the Fund paid by the Adviser are subject to reimbursement pursuant to the Expense Limitation Agreement as described in Note 6, Investment Manager Fees and
Other Related Party Transactions .
Income Taxes
The Fund has elected to be taxed as a REIT under the Code, and intends to qualify as a REIT, commencing with the taxable year ending December 31, 2022. To qualify as a REIT, the Fund must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Fund’s annual REIT taxable income to the shareholders of the Fund (“Shareholders”)
(which is computed without regard to the dividends paid deduction and generally equals the Fund’s ordinary income plus the excess of its net short-term capital gains over its net long-term capital losses, minus deductible expenses). As a REIT, the Fund generally will not be subject to U.S. federal income tax to the extent it distributes qualifying dividends to its Shareholders. Even if the Fund qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income. The tax period for the taxable year ending December 31, 2022 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties.
Issuance of Shares
The Fund offers its Shares on a continuous basis through the Fundrise Platform, an investment platform available both online at
www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for Shares is based on the Fund’s NAV. The NAV of the Fund’s Shares is calculated daily on each day that the New York Stock
Exchange is open for business as of the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Standard
Time. Cash received for investor subscriptions is recorded as Settling Subscriptions in the Statement of Assets and Liabilities until settlement occurs and Shares are issued.
Distributions To Shareholders
The Fund has made, and intends to continue to make, distributions necessary to qualify for taxation as a REIT. The Fund expects that it will declare daily distributions to Shareholders of record as of close of business on each day, paid on a quarterly basis, or more or less frequently as determined by the Board, in arrears. The Board may authorize distributions in Shares or in excess of those required for the Fund to maintain REIT tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividend Reinvestment
The Fund operates under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the Shares of the
Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in Shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per Share next computed after the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.
Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions are reported on the ex-
dividend date, and interest income is recorded on an accrual basis. Amortization of premiums and accretion of discounts on fixed income securities is calculated using the effective interest method, or straight-line method when appropriate, over the holding period of the investment and are included in interest income. Distributions received from investments generally are comprised of ordinary income and return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
The Fund currently holds, and expects to hold in the future, some investments in its portfolio that contain Payment-in-Kind (“PIK”)
interest provisions. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recorded as interest income. Thus, the actual collection of PIK interest may be deferred until the time of debt principal repayment. PIK interest, which is a non-cash source of income at the time of recognition, is included in the Fund’s taxable income and therefore affects the amount the Fund is required to distribute to its stockholders to maintain its qualification as a “REIT” for federal income tax purposes, even though the Fund has not yet collected the cash. Generally, when current cash interest and/or principal payments on an investment become past due, or if the
Fund otherwise does not expect the borrower to be able to service its debt and other obligations, the Fund will place the investment on PIK non-accrual status and will cease recognizing PIK interest income on that investment for financial reporting purposes until all principal and interest have been brought current through payment or due to a restructuring such that the interest income is deemed to be collectible. The Fund writes off any accrued and uncollected PIK interest when it is determined that the PIK interest is no longer collectible. As of June 30, 2023, the Fund held three current non-accrual assets. The investments are past maturity and have failed to repay outstanding principal and contractual current interest. Interest earned prior to the investment default that remains outstanding as of June 30, 2023 has not been written off as the investments are secured by the underlying properties and the Fund expects to collect outstanding principal and contractual interest by remedies outlined in the loan agreement. The Fund has determined contractual interest after default to be uncollectible and has classified the investments as non-accrual.
3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information filed on April 28, 2023, and the Fund’s other filings with the SEC.
Non-Listed Closed-End Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

the then-current NAV per Share.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding
Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of a Shareholder’s Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding
Shares. Hence, a Shareholder may not be able to sell their Shares when or in the amount that they desire.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers . Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, Shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty, including those caused by the ongoing COVID-19 pandemic, may adversely affect the Fund’s business, results of operations and financial condition.
Risks Related to Specific Private Commercial Real Estate (“CRE”) Property Types. The Fund intends to invest in a variety of
Private CRE property types, which will expose the Fund to risks associated with Private CRE, including general risks affecting all types of Private CRE property and certain specific risks associated with specific types of Private CRE property.
New Construction and Real Estate Development Risk . The Fund expects to engage in the strategy of acquiring, holding and financing land for future development. The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges.
Risks Related to the Fund’s Tax Status as a REIT. The Fund has elected to be taxed as and has qualified for treatment each year as a REIT under the Internal Revenue Code of 1986, as amended (defined above as the "Code") beginning with its taxable period ended December 31, 2022 and intends to continue to qualify as a REIT. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.
4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended June 30, 2023 and for the period February 3, 2022 (effective date of the Fund’s Registration Statement) to December 31, 2022 (all tabular amounts are in thousands except share data) :
As of June 30, 2023, the Fund has issued 13,100 common shares to the Sponsor and 150,400 common shares to Fundrise, L.P., an affiliate of the Sponsor. For the six months ended June 30, 2023, total distributions declared to these related parties were approximately $65,900.
5. Repurchase Offers
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to
Shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at quarterly intervals a specified percentage of its outstanding Shares at NAV (the “Repurchase Offer Policy”). The Repurchase Offer Policy provides that, once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding Shares of the Fund, unless suspended or postponed in accordance with regulatory requirements. The Repurchase Offer Policy is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the
1940 Act).
To conduct a repurchase offer, the Fund will send a repurchase offer notice to Shareholders no less than 21 days and no more than 42 days before the date (the “Repurchase Request Deadline”) by which the Fund announces that Shareholders must tender their Shares in response to such repurchase offer notice. The Fund must receive repurchase requests submitted by Shareholders in response to the Fund’s repurchase offer on or before the Repurchase Request Deadline.
The Repurchase Offer Policy provides that the repurchase pricing occurs no later than the 14th day after the Repurchase Request
Deadline or the next business day if the 14th day is not a business day (the “Repurchase Pricing Date”). The repurchase price of the
Shares will be the Fund’s NAV as of the close of the Repurchase Pricing Date.
The Board, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (“Repurchase Offer
Amount”) for a given Repurchase Request Deadline. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the
Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their
Shares, before prorating other amounts tendered.
For the Six Months Ended June 30, 2023
For the Period February 3, 2022
(1)
to
December 31, 2022
Common Shares
Shares Amount Shares Amount
Proceeds from merger transaction (Note 6)
– $ – 45,238,475 $ 452,385
Proceeds from sale of shares
7,701,999 77,055 11,368,436 114,006
Reinvestment of distributions
430,530 4,309 229,478 2,305
Total gross proceeds
8,132,529 81 , 3 6 4 56,836,389 568,696
Less: shares repurchased
(4,388,311) (43,951) (3,340,797) (33,486)
Net Proceeds from Common Shares
3,744,218 $ 37,413 53,495,592 $ 535,210
(1) Effective date of the Fund’s Registration Statement.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

The Fund may not condition a repurchase offer upon the tender of any minimum number of Shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended June 30, 2023 (all tabular amounts are in thousands except share data) :
6. Investment Manager Fees and Other Related Party Transactions
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 0.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily and payable monthly in arrears.
The Fund will reimburse the Adviser for actual expenses incurred on behalf of the Fund in connection with the selection, acquisition or origination of an investment, to the extent not reimbursed by a third-party borrower, whether or not the Fund ultimately acquires or originates the investment. During the six months ended June 30, 2023 , there were no expenses incurred on behalf of the fund or reimbursed to the Adviser related to the selection, acquisition or origination of an investment.
The Fund will reimburse the Adviser for out-of-pocket expenses paid to third parties in connection with providing services to the
Fund. This does not include the Adviser’s overhead, employee costs borne by the Adviser, or utilities costs. Expense reimbursements payable to the Adviser also may include expenses incurred by the Sponsor in the performance of services pursuant to a shared services agreement between the Adviser and the Sponsor, including any increases in insurance attributable to the management or operation of the Fund. During the six months ended June 30, 2023 , there were approximately $166,000 of expenses reimbursed to the Adviser pursuant to the shared services agreement.
The Adviser or its affiliates may be entitled to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation fees and expenses associated with the selection, acquisition, or origination of real estate properties, construction, real estate development, special servicing of non-performing assets (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset) whether or not the Fund ultimately acquires or originates the investment, and the sale of equity investments in real estate. No such fees were incurred or paid by the Fund to the
Adviser or its affiliates for the six months ended June 30, 2023.
The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date December 1, 2022
Repurchase Request Deadline December 31, 2022
Repurchase Pricing Date January 3, 2023
Amount Repurchased $ 19,969
Shares Repurchased 1,994,922
Repurchase Offers
First Quarter
Repurchase
Commencement Date February 28, 2023
Repurchase Request Deadline March 31, 2023
Repurchase Pricing Date April 3, 2023
Amount Repurchased $ 23,982
Shares Repurchased 2,393,389

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

Fundrise Real Estate, LLC
The Fund entered into a Real Estate Services Agreement (the “Agreement”) with Fundrise Real Estate, LLC (“the Vendor”), a wholly-
owned subsidiary of our Sponsor. Pursuant to the Agreement, the Vendor is entitled to Real Estate Operating Fees for performing certain real estate operating services for the Fund. Pursuant to the agreement, the Vendor is also entitled to reimbursement of third-
party costs and overhead associated with the performance of certain services outlined in the Agreement, paid no less frequently than quarterly. As of June 30, 2023, the Fund had approximately $16,000 in Real Estate Operating Fees payable to the Vendor.
Tax-free Reorganization
Fundrise Advisors, LLC, in its capacity as Manager of Fundrise Income eREIT II, LLC (“Income eREIT II”); Fundrise Income
eREIT III, LLC (“Income eREIT III”); Fundrise Income eREIT 2019, LLC (“Income eREIT 2019”); Fundrise Income eREIT V,
LLC (“Income eREIT V”); Fundrise eREIT XIV, LLC (“eREIT XIV”); and Fundrise Real Estate Investment Trust, LLC (“Income
eREIT”) (individually a “Target Company” and collectively the “Target Companies”), approved the Agreement of Merger and Plan of Reorganization (the “Merger Agreement”), providing for the transfer of all assets and liabilities of each Target Company to the
Fund. In accordance with the terms of the Merger Agreement, the Target Companies were merged with and into the Fund, with the Fund being the surviving entity of the Merger. The primary purpose for the reorganization was to streamline operations, cut administrative costs, provide additional liquidity to shareholders, and maximize returns to the benefit of shareholders. The tax-free reorganization took place on March 31, 2022, prior to commencement of investment operations of the Fund.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation/depreciation immediately fore and after the tax-free reorganization (all tabular amounts are in thousands except share data) :
Assuming the reorganization had been completed on January 1, 2022, the Fund’s results of operations for the period ended
December 31, 2022, would have been as follows (unaudited) :
The Fund has elected to carry forward the historical cost basis of each investment within the acquired investment portfolio for purposes of measuring unrealized appreciation/depreciation and realized gain (loss) for statement of operations presentation. This policy will align any subsequent reporting of realized gains with the tax-basis gains distributable to shareholders.
7. Investments
The Fund gains exposure to commercial and residential real estate through a diversified portfolio of investments in real property; a variety of real estate loans; real estate-related debt and equity securities, and other real estate-related assets.
The cost of purchases and proceeds from the sale of investments, other than short-term securities, for the six months ended June 30,
2023 amounted to $66,098 and $79,338, respectively (amounts in thousands) .
8. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or
Income
eREIT II
Income
eREIT III
Income
eREIT 2019
Income
eREIT V eREIT XIV
Income
eREIT
Income Real
Estate Fund
Income Real
Estate Fund
Shares 8,151,870 3,721,677 4,292,269 6,914,643 4,825,859 17,332,156 10,000 45,248,475
Net Assets $ 81,519 $ 37,217 $ 42,923 $ 69,146 $ 48,258 $ 173,322 $ 100 $ 452,485
Net Asset Value $ 10.15 $ 8.86 $ 9.97 $ 10.04 $ 10.44 $ 10.09 $ 10.00 $ 10.00
Unrealized appreciation/
depreciation
(1)
$ 2,796 $ – $ – $ – $ – $ – $ – $ 14,225
(1) Prior to the Merger, investments were not historically recorded at Fair Value.
Net investment income $ 26,673
Net realized gain (loss) on investments and net
unrealized appreciation/depreciation on investments 2,128
Net increase in net assets resulting from operations $ 28,801

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

credited to paid-in capital, accumulated net investment income/loss or accumulated net realized gain/loss, as appropriate, in the period in which the differences arise.
As of December 31, 2022, the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
During the tax years presented below, the tax character of distributions paid by the Fund was as follows (amounts in thousands) :
As of June 30, 2023 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
The difference between book-basis and tax-basis unrealized appreciation is attributable to the book/tax differences in the treatment of depreciation and other flow through income on certain investments.
9. New Accounting Pronouncements
In June 2022, FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Fund is currently evaluating the implications, if any, of the additional requirements and its impact on the financial statements.
10. Subsequent Events
In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date at which these financial statements were available to be issued.
Undistributed ordinary income (loss) $ 1,339
Undistributed long-term capital gain (loss)
(2)
–
Tax accumulated earnings (loss) $ 1,339
Accumulated capital and other losses –
Other book/tax temporary differences
(2)
(333)
Net unrealized gain (loss) on investments
(3)
8,088
Total Distributable Earnings $ 9,094
(1) The difference between book-basis and tax-basis capital gains is attributable to differing treatments of guaranteed payments from certain investments.
(2) Other book/tax differences are attributable to deductibility of various expenses.
(3) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the book/tax differences in the treatment of depreciation and other flow through income on certain investments.
For the Tax Year Ended
December 31, 2022
Ordinary Income $ 19,545
Long-term capital gain 3,093
Return of capital –
Total Distributions Paid $ 22,638
Cost of investments for tax purposes $ 5 70 , 396
Gross tax unrealized appreciation $ 13,211
Gross tax unrealized depreciation (3,529)
Net Tax Unrealized Appreciation $ 9, 682

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
Repurchase Offers
Second Quarter
Repurchase
Commencement Date May 26, 2023
Repurchase Request Deadline June 30, 2023
Repurchase Pricing Date July 3, 2023
Amount Repurchased $ 23,017
Shares Repurchased 2,313,301

Fundrise Income Real Estate Fund, LLC
Additional Information (Unaudited)
June 30, 2023

1. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov.
2. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2023, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseintervalfund.com and (3) on the SEC’s website at http://www.sec.gov. During the year ended June 30, 2023, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.
3. Compensation of Directors
The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseintervalfund.com and (3) on the SEC’s website at http://www.sec.gov.
The following table sets forth information regarding the total compensation to be paid to the Independent Directors for their services as Independent Directors for the Fund’s fiscal year ended December 31, 2023. As an Interested Director, Mr. Miller receives no compensation from the Fund for his service as a Director. No other compensation or retirement benefits are received by any Director or officer from the Fund.
Name
Aggregate
Compensation from
the Fund
Aggregate
Compensation from
the Fund and Fund
Complex
(1)
Paid to
Directors
Jeffrey R. Deitrich $ 37,500 $ 120,000
Glenn R. Osaka 37,500 120,000
Gayle P. Starr 37,500 75,000
Mark D. Monte 37,500 75,000
(1)
The “Fund Complex” consists of the Fund, Fundrise Growth Tech Fund, LLC, and Fundrise Real Estate Interval Fund, LLC.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Income Real Estate Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1 of this form.

(b) There were no divestment of securities (as defined by Section 13(c) of the 1940 Act) for this semi-annual reporting period.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reporting period.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

(a)           Not applicable for semi-annual reporting period.

(b)           As of August 25, 2023, there have been no changes in portfolio managers since the most recent annual report.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no repurchases of equity securities by the Sponsor or other affiliated purchasers for this semi-annual reporting period.

Item 10. Submission of Matters to a Vote of Security Holders

As of August 25, 2023, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Rise Companies’ oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1) Not applicable.

(a)(2)
A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Income Real Estate Fund, LLC

By:	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date:	August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date:	August 25, 2023

By:	/s/ Alison A. Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial/Accounting Officer

Date:	August 25, 2023